Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Contingencies And Commitments [Line Items]
Rent expense	$ 7.3	$ 7.3	$ 6.4
Purchase commitment contracts	19.4
Fair market value of open precious metal forward contracts	$ 19.3